As filed with the Securities and Exchange Commission on January 29, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  February 29, 2013

Date of reporting period:  November 30, 2012

Item 1. Schedules of Investments.

Niemann Tactical Return Fund
Schedule of Investments
November 30, 2012 (Unaudited)

Shares	COMMON STOCKS - 22.46%	Value
	Administrative and Support Services - 1.59%
6,920	Barrett Business Services, Inc.	$230,090
6,819	The Geo Group, Inc.	192,296
		422,386
	Beverage and Tobacco Product Manufacturing - 0.72%
5,340	Constellation Brands, Inc. - Class A (a)	191,599
	Chemical Manufacturing - 2.80%
13,000	Affymax, Inc. (a)	317,720
8,000	Pharmacyclics, Inc. (a)	424,400
		742,120
	Clothing and Clothing Accessories Stores - 0.65%
4,950	The Gap, Inc.	170,577
	Computer and Electronic Product Manufacturing - 1.53%
14,500	Cray, Inc. (a)	206,190
6,490	GeoEye, Inc. (a)	198,335
		404,525
	Credit Intermediation and Related Activities - 1.49%
7,714	BofI Holding, Inc. (a)	205,655
5,250	Ocwen Financial Corp. (a)	188,265
		393,920
	Data Processing, Hosting, and Related Services - 0.89%
6,250	Aol, Inc. (a)	234,500
	Electrical Equipment, Appliance, and Component Manufacturing - 0.76%
4,190	Spectrum Brands Holdings, Inc.	200,408
	Funds Trusts and Other Financial vehicles - 0.73%
4,480	Macquarie Infrastructure Co., LLC	193,267
	Furniture and Related Product Manufacturing - 0.70%
6,410	Ethan Allen Interiors, Inc.	185,954
	Gasoline Stations - 0.69%
5,010	Susser Holdings Corp. (a)	182,915
	Insurance Carriers and Related Activities - 1.43%
7,880	First American Financial Corp.	187,544
13,460	Hilltop Holdings, Inc. (a)	192,343
		379,887
	Machinery Manufacturing - 1.79%
4,470	3D Systems Corp. (a)	199,854
18,240	Nam Tai Electronics, Inc. (b)	273,600
		473,454
	Motion Picture and Video Industries - 0.83%
13,400	Lions Gate Entertainment Corp. (a)(b)	219,492
	Nursing and Residential Care Facilities - 0.73%
10,910	Capital Senior Living Corp. (a)	194,307
	Pipeline Transportation - 0.75%
3,890	Sunoco Logistics Partners L.P.	197,690
	Plastics and Rubber Products Manufacturing - 0.69%
3,021	AEP Industires, Inc. (a)	182,771
	Publishing Industries (except Internet) - 0.75%
4,965	Medidata Solutions, Inc. (a)	198,600
	Real Estate - 2.15%
11,320	Brookfield Residential Properties, Inc. (a)(b)	182,818
9,122	Sabra Health Care REIT, Inc.	197,947
4,490	Walter Investment Management Corp. (a)	189,837
		570,602
	Support Activities for Air Transportation - 0.79%
2,056	Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR	209,280

	TOTAL COMMON STOCKS (Cost $4,873,678)	5,948,254

	EXCHANGE-TRADED FUNDS - 65.54%
68,000	iShares MSCI Hong Kong Index Fund	1,299,480
20,000	iShares MSCI Mexico Investable Market Index Fund	1,345,200
22,000	iShares MSCI Turkey Investable Market Index Fund	1,359,380
21,700	iShares JP Morgan USD Emerging Markets Bond Fund	2,663,024
3,800	iShares Nasdaq Biotechnology Index Fund	527,250
61,000	iShares Dow Jones US Home Construction Index Fund	1,250,500
44,500	PowerShares Emerging Markets Sovereign Debt Portfolio	1,398,190
38,500	ProShares Short S&P500 (a)	1,324,400
51,000	Short QQQ ProShares (a)	1,300,500
38,000	SPDR Barclays International Corporate Bond ETF	1,322,020
17,700	SPDR Nuveen S&P High Yield Municipal Bond ETF	1,052,619
59,700	United States National Gas Fund L.P. (a)	1,217,283
24,000	Vanguard Global ex-U.S. Real Estate ETF	1,302,720
	TOTAL EXCHANGE-TRADED FUNDS (Cost $16,856,797)	17,362,566

	SHORT-TERM INVESTMETS - 14.69%
3,891,075	Invesco STIT - Liquid Assets Portfolio - Institutional Class, 0.16% (c)	3,891,075
	TOTAL SHORT-TERM INVESTMETS (Cost $3,891,075)	3,891,075

	Total Investments in Securities (Cost $25,621,550) - 102.69%	27,201,895
	Liabilities in Excess of Other Assets - (2.69)%	(711,538)
	NET ASSETS - 100.00%	$26,490,357

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign issuer.
(c)	Rate shown is the 7-day yield as of November 30, 2012.

Note 1 – Securities Valuation

The Niemann Tactical Return Fund’s (the “Fund”) investments in equity securities are carried at their fair value. Equity securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. Investments in open-end mutual funds are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-Term Securities - Short-term securities having a maturity of 60 days or less are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (“Board”). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee which is comprised of one or more trustees and representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed and ratified by the Board.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of November 30, 2012:

	Level 1	Level 2	Level 3	Total
Common Stocks
Administrative Support, Waste Management	$422,385	-	-	$422,385
Finance and Insurance	967,075	-	-	967,075
Health Care and Social Assistance	194,307	-	-	194,307
Information	652,592	-	-	652,592
Manufacturing	2,182,495	-	-	2,182,495
Real Estate and Rental and Leasing	570,603	-	-	570,603
Retail Trade	353,492	-	-	353,492
Telecommunications	198,335	-	-	198,335
Wholesale Trade	406,970	-	-	406,970
Total Common Stocks	5,948,254	-	-	5,948,254
Exchange-Traded Funds	17,362,566	-	-	17,362,566
Short-Term Investments	3,891,075	-	-	3,891,075
Total Investments in Securities	$27,201,895	$-	$-	$27,201,895

Refer to the Fund’s Schedule of Investments for a detailed break-out of common stocks by industry classification. Transfers between levels are recognized at November 30, 2012, the end of the reporting period. The Fund recognized no transfers to/from Level 1 or Level 2. There were no Level 3 securities held in the Fund during the period ended November 30, 2012.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at November 30, 2012 was as follows*:

Cost of investments	$25,620,600

Gross unrealized appreciation	$2,049,884
Gross unrealized depreciation	(468,589)
Net unrealized appreciation	$1,581,295

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
              Douglas G. Hess, President

Date 1/29/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Douglas G. Hess
  Douglas G. Hess, President

Date 1/29/2013

By (Signature and Title)* /s/ Cheryl L. King
   Cheryl L. King, Treasurer

Date 1/29/2013

* Print the name and title of each signing officer under his or her signature.